Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
VAT and other taxes recoverable	$ 177,678	$ 279,718
Prepayments and advances for materials	60,555	98,141
Capitalized loan origination fees	51,190	44,210
Other receivables	44,387	23,702
Short-term loans issued	7,452	1,932
Promissory notes received	73	11
Bank deposits with original maturities over 90 days		2,782
Other current assets	36,044	31,611
Total prepayments and other current assets	$ 377,379	$ 482,107